Additional information: Condensed balance sheets of the parent company (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Current assets
Other receivables, deposits and prepayments	¥ 25,887	¥ 31,692
Cash and cash equivalents	12,161	39,289	¥ 44,384
Total assets	546,370	576,940
Equity attributable to owners of the Company
Other reserves	1,028,510	909,411
Total equity	(125,880)	(186,422)	425,736	¥ 590,598
Non-current liabilities
Convertible note		38,059
Total non-current liabilities	128,414	221,705
Current liabilities
Accruals, other payables and provisions	43,738	72,848
Total current liabilities	543,836	541,657
Total liabilities	672,250	763,362
Total equity and liabilities	546,370	576,940
Parent company
Current assets
Cash and cash equivalents	84	5,250	¥ 11,500	¥ 65,558
Total current assets	84	5,250
Total assets	84	5,250
Equity attributable to owners of the Company
Share capital and treasury shares	(1,397)	(1,554)
Other reserves	(72,728)	(42,434)
Total equity	(74,125)	(43,988)
Non-current liabilities
Convertible note		38,059
Total non-current liabilities	64,565	38,059
Current liabilities
Accruals, other payables and provisions	9,644	11,179
Convertible note	64,565
Total current liabilities	74,209	11,179
Total liabilities	138,774	49,238
Total equity and liabilities	¥ 84	¥ 5,250